Bank loan	6 Months Ended
Sep. 30, 2015
Bank loan
Bank loan

4Bank loan

On August 25, 2014, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%. The Group repaid the bank loan in full on August 24, 2015.